Share-Based Compensation (Details) - Schedule of share option movements - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Schedule of share option movements [Abstract]
Number of share options, Beginning Balance (in Shares)	840,767	3,073,314	797,104
Weighted average exercise price, Beginning Balance	$ 8.74	$ 8.74	$ 8.74
Weighted average remaining contractual years, Beginning Balance			8 years 7 months 28 days
Weighted average fair value at grant date, Beginning Balance	$ 10.73	$ 7.98	$ 11.4
Aggregate intrinsic value, Beginning Balance (in Dollars)	$ (823,950)	$ (1,407,301)	$ 2,630,442
Number of share options, Granted (in Shares)			2,712,138
Weighted average exercise price, Granted			$ 8.74
Weighted average remaining contractual years, Granted			8 years 3 months 14 days
Weighted average fair value at grant date, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of share options, Exercised (in Shares)			(14,457)
Weighted average exercise price, Exercised			$ 8.74
Weighted average remaining contractual years, Exercised
Weighted average fair value at grant date, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Number of share options, Forfeited/Cancelled (in Shares)	(81,242)	(2,232,547)	(421,471)
Weighted average exercise price, Forfeited/Cancelled	$ 8.74	$ 8.74	$ 8.74
Weighted average remaining contractual years, Forfeited/Cancelled	6 years 3 months 14 days	7 years 3 months 14 days	8 years 3 months 18 days
Weighted average fair value at grant date, Forfeited/Cancelled
Aggregate intrinsic value, Forfeited/Cancelled (in Dollars)
Number of share options, Ending Balance (in Shares)	759,525	840,767	3,073,314
Weighted average exercise price, Ending Balance	$ 8.74	$ 8.74	$ 8.74
Weighted average remaining contractual years, Ending Balance	6 years 3 months 14 days	7 years 3 months 14 days	8 years 3 months 29 days
Weighted average fair value at grant date, Ending Balance	$ 10.74	$ 10.73	$ 7.98
Aggregate intrinsic value, Ending Balance (in Dollars)	$ (4,086,239)	$ (823,950)	$ (1,407,301)
Number of share options, Vested and exercisable (in Shares)	635,795	471,200
Weighted average exercise price, Vested and exercisable	$ 8.74	$ 8.74
Weighted average remaining contractual years, Vested and exercisable	6 years 3 months 14 days	7 years 3 months 14 days
Weighted average fair value at grant date, Vested and exercisable	$ 10.55	$ 10.13
Aggregate intrinsic value, Vested and exercisable (in Dollars)	$ (3,420,579)	$ (461,776)